Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We use long-term incentive compensation in the form of equity awards to align the interests of our NEOs with those of our stockholders and to promote a longer-term performance perspective and progress toward achieving our long-term strategy. In addition, equity-based awards provide an important retention tool for us because they are subject to vesting based on continued service.
PSU awards are designed to incentivize actions that lead to increasing long-term stockholder value. Performance objectives underlying the PSU awards are generally determined at the time of grant and may include multiple performance factors, performance periods of varying length and the potential to earn above or below the target number of shares based on actual performance or additional service vesting criteria. The number and value of PSUs ultimately earned by our executive officers, if any, is subject to achievement against the performance objectives and the market price of our common stock on each vesting date. Annual PSU awards granted to our NEOs typically vest over three years, with the first tranche vesting on the date that the compensation committee certifies achievement against the applicable performance metrics and the remaining tranches vesting in February of the following two years, subject to continued service through each applicable vesting date. In May 2025, our compensation committee also granted our NEOs one-time PSUs that are earned and vest based on the level of unlevered free cash flow for 2026, as certified by our compensation committee in early 2027 and continued service through the vesting date. See “2025 Two-Year PSU Grants” below.
RSU awards are linked with stockholder value because the value of RSU awards rise or fall with the stock price. RSU awards are also intended to encourage retention as they are subject to service-based vesting. RSU awards granted to our NEOs typically vest over four years, subject to continued service through each applicable vesting date.
We anticipate making annual grants of equity-based incentives to our NEOs in the future. We currently intend for future awards to our NEOs to continue to consist of a mix of PSU and RSU awards, but not necessarily in the similar value amounts and mix as in prior years.
Since we became a standalone public company in 2021, the only equity awards we have granted are PSUs and RSUs. Our compensation committee generally approves equity award grants in accordance with a predetermined schedule on an annual basis. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method
Since we became a standalone public company in 2021, the only equity awards we have granted are PSUs and RSUs. Our compensation committee generally approves equity award grants in accordance with a predetermined schedule on an annual basis. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our compensation committee generally approves equity award grants in accordance with a predetermined schedule on an annual basis. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false